Nature of the Business	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business

Note 1 - Nature of the Business

American Battery Materials Inc. (the “Company”) is a US based renewable energy company focused on the extraction, refinement and distribution of technical minerals in an environmentally responsible manner.

The Company formerly developed, marketed and distributed various self-serve electronic kiosks and mall/airport co-branded islands throughout North America. Due to the nationwide shutdown related to the COVID-19 pandemic, the Company spent a portion of 2020 restructuring and retiring certain corporate debt and obligations, while focusing on implementing a new operational direction.

Through the corporate reorganization and repositioning process, the Company found itself with the unique opportunity to expand its management team and acquire mining claims that historically reported high levels of Lithium and other tech minerals. The Company hired and affiliated itself with industry veterans that bring decades of experience, credibility and relationships.

On November 5, 2021, the Company acquired the rights to 102 Federal Mining Claims located in the Lisbon Valley of Utah for $100,000. The acquisition was driven by historical mineral data from seven (7) existing wells with brine aquifer access. The independent third-party Technical Report indicated that further investment and development in the claims were warranted.

On April 25, 2023, the Company formed Mountain Sage Minerals, LLC, a Utah limited liability company, of which it is the 100% owner. The Company will look to expand its holdings in the Lisbon Valley area with the acquisition of additional mineral claims and joint venture opportunities through this new LLC.

On May 1, 2023, FINRA completed the processing of our application for a name change, and our name was officially changed to American Battery Materials Inc. At the same time, the Company’s trading symbol was changed to BLTH. These changes better reflect the business of the Company.

On June 1, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Seaport Global Acquisition II Corp., a Delaware corporation (“SGII”), and Lithium Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of SGII (“Merger Sub”). SGII is a blank check company, also referred to as a special purpose acquisition company, formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses. Following material changes to the transaction proposed by SGII making the transaction untenable to us, on November 20, 2023, SGII notified us that it had elected to terminate the Merger Agreement.

On August 4, 2023, the Company filed an Amendment to the Certificate of Incorporation (the “Amendment”) in order to effect a reverse stock split in the ratio of 1-for-300 (the “Reverse Split”). The Company and its shareholders holding a majority of the issued and outstanding shares of stock of the Company entitled to vote previously approved a reverse stock split for not less than 1-for-10 and not more than 1-for-1,000, at any time prior to October 20, 2023, with the Company’s Board having the discretion to determine whether or not the Reverse Split is to be effected, and if effected, the exact ratio for the Reverse Split within the above range. On August 1, 2023, the Company’s unanimously approved the Reverse Split and authorized the filing of the Amendment. On December 8, 2023, the company effectuated the reverse split of the common stock by a ratio of one-for-300 (the “Reverse Split”). All per share amounts and number of shares in the consolidated financial statements and related notes have been retroactively restated to reflect the Reverse Split.

On January 16, 2025, the Company filed a Certificate of Amendment with the Secretary of State of Delaware to effect a reverse stock split of the issued and outstanding shares of its common stock at a ratio of one share for every 5 shares outstanding prior to the effective date of the reverse stock split. The reverse stock split became effective on January 24, 2025. The total number of authorized shares of common stock was reduced from 4,500,000,000 shares to 100,000,000 shares. The par value of the class Common Stock will remain the same at $0.001 per share. The 10,000,000 authorized shares of the Corporation’s preferred stock, par value $0.001 per share will not change. All per share amounts and number of shares in the consolidated financial statements and related notes have been retroactively restated to reflect the Reverse Split.

The Company has been moving forward with its strategy of employing advanced brine extractive technology methodologies and has been in talks with numerous extraction providers. Selective mineral extraction is clearly the most cost-effective and ESG friendly approach currently available. Technologies are being utilized that can extract the desired minerals and metals from the brine and then re-inject the brines back down into the aquifer. The prospective partners have been provided the analytical results from the technical reports, but will soon provide current results, analytical, geotech modeling, aquifer modeling, recharge, flows and depth.

Note 1 - Nature of the Business

American Battery Materials, Inc. (the “Company”) is a US based renewable energy company focused on the extraction, refinement and distribution of technical minerals in an environmentally responsible manner.

The Company formerly developed, marketed and distributed various self-serve electronic kiosks and mall/airport co-branded islands throughout North America. Due to the nationwide shutdown related to the COVID-19 pandemic, the Company spent a portion of 2020 restructuring and retiring certain corporate debt and obligations, while focusing on implementing a new operational direction.

Through the corporate reorganization and repositioning process, the Company found itself with the unique opportunity to expand its management team and acquire mining claims that historically reported high levels of Lithium and other tech minerals. The Company hired and affiliated itself with industry veterans that bring decades of experience, credibility and relationships.

On November 5, 2021, the Company acquired the rights to 102 Federal Mining Claims located in the Lisbon Valley of Utah for $100,000. The acquisition was driven by historical mineral data from seven (7) existing wells with brine aquifer access. The independent third-party Technical Report indicated that further investment and development in the claims were warranted.

On April 25, 2023, the Company formed Mountain Sage Minerals, LLC, a Utah limited liability company, of which it is the 100% owner. The Company will look to expand its holdings in the Lisbon Valley area with the acquisition of additional mineral claims and joint venture opportunities through this new LLC.

On May 1, 2023, FINRA completed the processing of our application for a name change, and our name was officially changed to American Battery Materials, Inc. At the same time, the Company’s trading symbol was changed to BLTH. These changes better reflect the business of the Company.

On June 1, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Seaport Global Acquisition II Corp., a Delaware corporation (“SGII”), and Lithium Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of SGII (“Merger Sub”). SGII is a blank check company, also referred to as a special purpose acquisition company, formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses. Following material changes to the transaction proposed by SGII making the transaction untenable to us, on November 20, 2023, SGII notified us that it had elected to terminate the Merger Agreement.

On August 4, 2023, the Company filed an Amendment to the Certificate of Incorporation (the “Amendment”) in order to effect a reverse stock split in the ratio of 1-for-300 (the “Reverse Split”). The Company and its shareholders holding a majority of the issued and outstanding shares of stock of the Company entitled to vote previously approved a reverse stock split for not less than 1-for-10 and not more than 1-for-1,000, at any time prior to October 20, 2023, with the Company’s Board having the discretion to determine whether or not the Reverse Split is to be effected, and if effected, the exact ratio for the Reverse Split within the above range. On August 1, 2023, the Company’s unanimously approved the Reverse Split and authorized the filing of the Amendment. On December 8, 2023, the company effectuated the reverse split of the common stock by a ratio of one-for-300 (the “Reverse Split”). All per share amounts and number of shares in the consolidated financial statements and related notes have been retroactively restated to reflect the Reverse Split.

On January 16, 2025, the Company filed a Certificate of Amendment with the Secretary of State of Delaware to effect a reverse stock split of the issued and outstanding shares of its common stock at a ratio of one share for every 5 shares outstanding prior to the effective date of the reverse stock split. The reverse stock split became effective on January 24, 2025. The total number of authorized shares of common stock was reduced from 4,500,000,000 shares to 100,000,000 shares. The par value of the class Common Stock will remain the same at $0.001 per share. The 10,000,000 authorized shares of the Corporation’s preferred stock, par value $0.001 per share will not change. All per share amounts and number of shares in the consolidated financial statements and related notes have been retroactively restated to reflect the Reverse Split.

The Company has been moving forward with its strategy of employing advanced brine extractive technology methodologies and has been in talks with numerous extraction providers. Selective mineral extraction is clearly the most cost-effective and ESG friendly approach currently available. Technologies are being utilized that can extract the desired minerals and metals from the brine and then re-inject the brines back down into the aquifer. The prospective partners have been provided the analytical results from the technical reports, but will soon provide current results, analytical, geotech modeling, aquifer modeling, recharge, flows and depth.